Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities [Member]
Assets:
Balance, beginning of period		$ 3,259	$ 3,065
Net gains (losses) included in net income	$ 703	1,563	(30)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(450)	(2)	223
Transfers into Level 3	16	1	1
Transfers out of Level 3	(4)	0	0
Balance, end of period	5,468		3,259
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	642	1,569	(30)
Equity securities [Member] | Previously Reported [Member]
Assets:
Balance, beginning of period	4,821
Balance, end of period		4,821
Equity securities [Member] | Restatement Adjustment [Member]
Assets:
Balance, beginning of period	5,203
Balance, end of period		5,203
Marketable equity securities [Member]
Assets:
Balance, beginning of period		0	0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Transfers into Level 3	0	0	1
Transfers out of Level 3	0	0	0
Balance, end of period	0		0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Marketable equity securities [Member] | Previously Reported [Member]
Assets:
Balance, beginning of period	0
Balance, end of period		0
Marketable equity securities [Member] | Restatement Adjustment [Member]
Assets:
Balance, beginning of period	0
Balance, end of period		0
Nonmarketable equity securities [Member]
Assets:
Balance, beginning of period		3,259	3,065
Net gains (losses) included in net income	703	1,563	(30)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(450)	(2)	224
Transfers into Level 3	16	1	0
Transfers out of Level 3	(4)	0	0
Balance, end of period	5,468		3,259
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	642	1,569	(30)
Nonmarketable equity securities [Member] | Previously Reported [Member]
Assets:
Balance, beginning of period	4,821
Balance, end of period		4,821
Nonmarketable equity securities [Member] | Restatement Adjustment [Member]
Assets:
Balance, beginning of period	5,203
Balance, end of period		5,203
Auction rate securities [Member] | Restatement Adjustment [Member] | Accounting Standards Update 2016-01 [Member]
Assets:
Balance, beginning of period	382
Balance, end of period		382
Trading Debt Securities [Member]
Assets:
Balance, beginning of period	407	374	441
Net gains (losses) included in net income	(16)	(4)	(51)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(85)	35	(4)
Transfers into Level 3	0	6	1
Transfers out of Level 3	(16)	(4)	(13)
Balance, end of period	290	407	374
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(15)	(15)	(41)
Trading Debt Securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	3	3	8
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(5)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	3	3	3
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading Debt Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	31	34	56
Net gains (losses) included in net income	(1)	2	(7)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	16	(7)	(13)
Transfers into Level 3	0	6	0
Transfers out of Level 3	(12)	(4)	(2)
Balance, end of period	34	31	34
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	2	0
Trading Debt Securities [Member] | Collateralized loan obligations [Member]
Assets:
Balance, beginning of period	354	309	343
Net gains (losses) included in net income	(12)	3	(38)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(101)	42	15
Transfers into Level 3	0	0	0
Transfers out of Level 3	(4)	0	(11)
Balance, end of period	237	354	309
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(14)	(13)	(42)
Trading Debt Securities [Member] | Other trading debt securities [Member]
Assets:
Balance, beginning of period	19	28	34
Net gains (losses) included in net income	(3)	(9)	(6)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Transfers into Level 3	0	0	1
Transfers out of Level 3	0	0	0
Balance, end of period	16	19	28
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(4)	1
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	2,994	3,505	3,726
Net gains (losses) included in net income	89	22	79
Net gains (losses) included in other comprehensive income	(18)	134	2
Purchases, sales, issuances and settlements, net	(677)	662	99
Transfers into Level 3	0	5	80
Transfers out of Level 3	(344)	(1,334)	(481)
Balance, end of period	2,044	2,994	3,505
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(11)	(7)
Available-for-sale securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	925	1,140	1,500
Net gains (losses) included in net income	8	4	6
Net gains (losses) included in other comprehensive income	(8)	5	(25)
Purchases, sales, issuances and settlements, net	(137)	1,105	60
Transfers into Level 3	0	5	80
Transfers out of Level 3	(344)	(1,334)	(481)
Balance, end of period	444	925	1,140
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	76	92	74
Net gains (losses) included in net income	0	(4)	0
Net gains (losses) included in other comprehensive income	(1)	0	1
Purchases, sales, issuances and settlements, net	(34)	(12)	17
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	41	76	92
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(11)	(1)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	1	1	1
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	1	1
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	75	91	73
Net gains (losses) included in net income	0	(4)	0
Net gains (losses) included in other comprehensive income	(1)	0	1
Purchases, sales, issuances and settlements, net	(33)	(12)	17
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	41	75	91
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(11)	(1)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	407	432	405
Net gains (losses) included in net income	4	(1)	21
Net gains (losses) included in other comprehensive income	(3)	23	35
Purchases, sales, issuances and settlements, net	(38)	(47)	(29)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	370	407	432
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(2)
Available-for-sale securities [Member] | Collateralized loan obligations [Member]
Assets:
Balance, beginning of period	1,020	879	565
Net gains (losses) included in net income	72	22	50
Net gains (losses) included in other comprehensive income	5	103	(1)
Purchases, sales, issuances and settlements, net	(297)	16	265
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	800	1,020	879
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	566	962	1,182
Net gains (losses) included in net income	5	1	2
Net gains (losses) included in other comprehensive income	(11)	3	(8)
Purchases, sales, issuances and settlements, net	(171)	(400)	(214)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	389	566	962
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(3)	0	(4)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	566	962	1,182
Net gains (losses) included in net income	5	1	2
Net gains (losses) included in other comprehensive income	(11)	3	(8)
Purchases, sales, issuances and settlements, net	(171)	(400)	(214)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	389	566	962
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(3)	0	(4)
Mortgage loans held for sale [Member]
Assets:
Balance, beginning of period	998	985	1,082
Net gains (losses) included in net income	(27)	(36)	(19)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(36)	(75)	(159)
Transfers into Level 3	72	134	98
Transfers out of Level 3	(10)	(10)	(17)
Balance, end of period	997	998	985
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(22)	(34)	(24)
Loans held for sale [Member]
Assets:
Balance, beginning of period	14	0	0
Net gains (losses) included in net income	2	1	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(36)	(3)	0
Transfers into Level 3	80	34	0
Transfers out of Level 3	0	(18)	0
Balance, end of period	60	14	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1	0	0
Loans [Member]
Assets:
Balance, beginning of period	376	758	5,316
Net gains (losses) included in net income	(1)	(6)	(59)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(131)	(376)	(4,499)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	244	376	758
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(12)	(24)
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	13,625	12,959	12,415
Net gains (losses) included in net income	(915)	(2,115)	(1,595)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1,939	2,781	2,139
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	14,649	13,625	12,959
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	960	(126)	565
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(378)	(81)	128
Net gains (losses) included in net income	(539)	434	812
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	865	(723)	(1,113)
Transfers into Level 3	(8)	(51)	41
Transfers out of Level 3	81	43	51
Balance, end of period	21	(378)	(81)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(239)	(352)	38
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	71	121	288
Net gains (losses) included in net income	(397)	604	843
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	351	(654)	(1,003)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(7)
Balance, end of period	25	71	121
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(42)	(52)	170
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	19	23	12
Net gains (losses) included in net income	3	(17)	10
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(11)	13	(2)
Transfers into Level 3	(7)	2	4
Transfers out of Level 3	0	(2)	(1)
Balance, end of period	4	19	23
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	15	11
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(511)	(267)	(111)
Net gains (losses) included in net income	(108)	(199)	(80)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	522	(37)	(156)
Transfers into Level 3	(1)	(53)	21
Transfers out of Level 3	81	45	59
Balance, end of period	(17)	(511)	(267)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(169)	(259)	(176)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	7	12	0
Net gains (losses) included in net income	(42)	(5)	(3)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	9	0	(1)
Transfers into Level 3	0	0	16
Transfers out of Level 3	0	0	0
Balance, end of period	(26)	7	12
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(26)	6	(4)
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	36	77	(3)
Net gains (losses) included in net income	5	24	31
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(6)	(65)	49
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	35	36	77
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(62)	26
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	0	(47)	(58)
Net gains (losses) included in net income	0	27	11
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	20	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	(47)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	11
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other liabilities [Member]
Liabilities:
Balance, beginning of period	(3)	(4)	(30)
Net gains (losses) included in net income	1	1	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	25
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(2)	(3)	(4)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ 0	$ 0	$ 0